SHORT TERM LOANS	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Short-term Debt [Text Block]
15.	SHORT TERM LOANS

Short term loans consist of the following:

	December 31,
	2012	2011

Short-term loans	$566,604	$-

The short term loans as outlined in the following tables are unsecured. The proceeds of the loans were used to finance the working capital of the Company.

The details of the short term loans outstanding as of December 31, 2012 are as follows:

Name of party	Outstanding loan amount	Current annualized interest rate	Nature of loans	Term of loans

Yu Kai, Wang	US$36,918	Annual rate of 6.10%	Term loan	February 20 , 2012 to
	(RMB230,000)			February 20, 2013

	US$24,076	Annual rate of 6.10%	Term loan	March 20 , 2012 to
	(RMB150,000)			March 20, 2013

	US$272,869	Annual rate of 6.10%	Term loan	June 20 , 2012 to
	(RMB1,700,000)			June 20, 2013

Dalian Tongli Technology Co.,	US$168,537	Annual rate of 6.10%	Term loan	September 12 , 2012 to
Ltd	(RMB1,050,000)			September 12, 2013

	US$64,204	Annual rate of 6.10%	Term loan	October 12 , 2012 to
	(RMB400,000)			October 12, 2013

There are no short term loans outstanding as of December 31, 2011.